Average Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Canada Fund	Dec. 30, 2023
Fidelity Canada Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(6.12%)
Past 5 years	6.04%
Past 10 years	5.32%
Fidelity Canada Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(6.82%)
Past 5 years	5.16%
Past 10 years	4.50%
Fidelity Canada Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(2.81%)
Past 5 years	4.84%
Past 10 years	4.29%
DR001
Average Annual Return:
Past 1 year	(12.22%)
Past 5 years	5.19%
Past 10 years	4.47%